Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 1,115,133	$ 2,217,412	$ 609,559	$ 1,270,973	$ 960,197
Accounts receivable	74,796	80,044		56,860
Inventory, net	413,253	416,531		471,221
Current portion of mortgage note receivable	37,439	37,439		35,884
Other	46,901	18,185		60,846
Total current assets	1,687,522	2,769,611		1,895,784
FURNITURE AND EQUIPMENT, NET	18,411	18,571		25,736
MORTGAGE NOTE RECEIVABLE, LESS CURRENT PORTION	120,458	129,674		167,128
TOTAL ASSETS	1,905,162	2,917,856		2,088,648
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,622,511	1,925,332		943,030
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $.0001 per share, 500,000,000 and 100,000,000 shares authorized at December 31, 2018 and 2017, respectively, 90,759,324 and 72,999,361 shares issued and outstanding at December 31, 2018 and 2017, respectively	9,075	9,075		7,299
Preferred stock, par value $.0001 per share, 5,000,000 shares authorized				2
Additional paid-in capital	18,701,211	18,701,211		14,470,984
Stock subscription receivable		(130,062)
Accumulated deficit	(19,491,866)	(17,587,700)		(13,332,667)
Total stockholders' equity	(781,580)	992,524	$ 332,674	1,145,618	$ 1,526,003
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,905,162	$ 2,917,856		$ 2,088,648